Air traffic liability (Tables)	12 Months Ended
Dec. 31, 2022
Air traffic liability [Abstract]
Schedule of Air Traffic Liability

	December 31,
Description	2022	2021

Air traffic liability	4,660,271	3,471,534
Breakage	(520,246)	(407,718)
	4,140,025	3,063,816

Average use term	48 days	47 days